Document And Entity Information (USD $)	6 Months Ended
	Dec. 31, 2013	Feb. 03, 2014	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CARDICA INC
Document Type	S-1
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		51,593,777
Entity Public Float			$ 32,593,794
Amendment Flag	false
Entity Central Index Key	0001178104
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2